Minimum cash and minimum capital - Minimum capital (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum Capital [Abstract]
Credit risk	$ 29,522,630	$ 24,504,510
Operational risk	9,025,959	8,712,818
Market risk	246,474	413,483
Total capital	91,762,665	68,056,213
Excess capital	$ 52,967,602	$ 34,425,402